Discontinued Operations	12 Months Ended
Jan. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS AND OTHER DISPOSITIONS

Discontinued Operations
The Company’s discontinued operations include the Avia and Nevados brands of American Sporting Goods Corporation, the Etienne Aigner brand and the Vera Wang brand. The Company applied discontinued operations accounting in accordance with ASC Topic 205-20, Presentation of Financial Statements –Discontinued Operations.

The Company had no discontinued operations in 2014. Discontinued operations included net sales of $26.3 million and $120.3 million in 2013 and 2012, respectively, and a loss before income taxes of $10.5 million and $7.5 million in 2013 and 2012, respectively. Discontinued operations also included a net loss on disposition/impairment of $11.5 million and $3.5 million in 2013 and 2012, respectively.

American Sporting Goods Corporation
The Company purchased American Sporting Goods Corporation, comprised of Avia, Nevados, Ryka, AND 1 and other businesses, on February 17, 2011 and subsequently sold AND 1 during fiscal 2011. On May 14, 2013, Caleres International Corp. (“CI”) (formerly known as Brown Shoe International Corp.), the sole shareholder of American Sporting Goods Corporation, entered into and simultaneously closed a Stock Purchase Agreement (the “Stock Purchase Agreement”) by and among the Company, CI and Galaxy Brand Holdings, Inc. (“the Buyer”), pursuant to which the Buyer acquired all of the outstanding capital stock of American Sporting Goods Corporation from CI and the Company agreed to provide certain transition services. Under the Stock Purchase Agreement, the Avia and Nevados businesses were sold and the Company retained, and is operating, Ryka and other businesses. In connection with the transaction, American Sporting Goods Corporation sold inventory to a third party unaffiliated with the Buyer and distributed certain assets to CI. The aggregate purchase price for the stock of American Sporting Goods Corporation and the provision of such transition services was $74.0 million, subject to working capital adjustments, minus the amount of the pre-closing cash dividend declared by American Sporting Goods Corporation and paid to CI, representing proceeds from American Sporting Goods Corporation’s sale of inventory. In this document, “ASG” refers to the subsidiary disposed on May 14, 2013, including the Avia and Nevados brands and excluding the Ryka brand and other retained businesses.

The Company received $60.3 million in cash and a promissory note of $12.0 million at closing, from the sale of stock, the sale of inventory, and for the provision of transitional services, less working capital adjustments. The promissory note was due November 14, 2013, earned interest at a 3% annual rate, and was secured by a guarantee by American Sporting Goods Corporation and a lien on certain assets of ASG. In accordance with the terms of the promissory note, the Company received a payment of $12.2 million on November 14, 2013, representing the note principal and accrued interest.

As a result of the sale of ASG, the Company recorded an impairment charge in the first quarter of 2013 of $12.6 million ($12.6 million after-tax, $0.30 per diluted share), representing the difference in the fair value less costs to sell as compared to the carrying value of the net assets to be sold. During the second quarter of 2013, the Company recognized a gain upon disposition of the ASG subsidiary of $1.0 million ($1.0 million after tax, $0.02 per diluted share).

ASG was previously included in the Brand Portfolio segment. Discontinued operations include net sales of $20.3 million and $77.6 million in 2013 and 2012, respectively. Discontinued operations include losses before income taxes of $1.6 million and $7.1 million in 2013 and 2012, respectively.

Vera Wang
During the first quarter of 2013, the Company communicated its intention not to renew the Vera Wang license agreement. The results of Vera Wang were previously included in the Brand Portfolio segment. Discontinued operations include net sales of $5.7 million and $14.8 million in 2013 and 2012, respectively. Discontinued operations include losses before income taxes of $1.9 million and $1.8 million in 2013 and 2012, respectively.

Etienne Aigner
During the second quarter of 2012, the Company terminated the Etienne Aigner license agreement due to a dispute with the licensor. On April 29, 2013, an agreement to resolve the dispute was reached, pursuant to which the Company agreed to pay Etienne Aigner $6.5 million. The results of Etienne Aigner were previously included in the Brand Portfolio segment. Discontinued operations included net sales of $0.3 million and $27.9 million in 2013 and 2012, respectively. It also included losses before income taxes of $7.0 million in 2013 and earnings before income taxes of $1.4 million in 2012. As a result of the termination of the license agreement in 2012, the Company recorded an impairment charge of $5.8 million ($3.5 million on an after-tax basis, or $0.08 per diluted share) to reduce the value of the license intangible asset to zero.

Assets and liabilities of discontinued operations at February 1, 2014 were as follows:

($ thousands)	February 1, 2014

Assets of Discontinued Operations
Current assets
Inventories, net	$111
Prepaid expenses and other current assets	8
Current assets - discontinued operations	119
Total assets - discontinued operations	$119

Liabilities of Discontinued Operations
Current liabilities
Trade accounts payable	$139
Other accrued expenses	569
Current liabilities - discontinued operations	708
Total liabilities - discontinued operations	$708

(

Loss from discontinued operations for 2013 and 2012 was as follows:

($ thousands)	2013	2012
Net sales	$26,318	$120,269
Cost of goods sold	19,927	98,485
Gross profit	6,391	21,784
Selling and administrative expenses	6,103	27,291
Restructuring and other special charges, net	10,768	1,587
Operating loss	(10,480)	(7,094)
Interest expense	16	409
Loss before income taxes from discontinued operations	(10,496)	(7,503)
Income tax benefit	5,922	3,066
Loss from discontinued operations, net of tax	$(4,574)	$(4,437)

Other Dispositions
On December 12, 2014, Caleres Investment Company, Inc. ("CIC"), the sole shareholder of Shoes.com, Inc., simultaneously entered into and closed a Stock Purchase Agreement by and among CIC and an affiliate of ShoeMe Technologies Limited ("the Purchaser"), pursuant to which the Purchaser acquired all of the outstanding capital stock, inventory and other assets of Shoes.com from CIC and the Company agreed to provide certain transition services. The aggregate purchase price of the sale was $15.0 million, subject to working capital and other adjustments. The Company received $4.4 million in cash and a $7.5 million face value secured convertible note ("convertible note") at closing, from the sale of stock, the sale of inventory and other assets, and the provision of transitional services, less working capital adjustments. The convertible note requires installments over four years with the first payment of $1.25 million due on July 1, 2017 and quarterly installments of $0.6 million thereafter, plus accrued interest, until it matures on December 12, 2019. Interest accrues at an annual rate of 6% until December 11, 2016, 7% until December 11, 2017, 8% until December 11, 2018, and 9% until the maturity date. The principal and outstanding accrued interest is convertible into common stock of the Purchaser at a conversion price of CAD 21.50 per share, at the Company's option, or automatically upon a qualified initial public offering ("IPO") by the Purchaser at the IPO price. The Company recorded the note receivable at its fair value of $7.0 million, which is included in other assets on the consolidated balance sheets.

After consideration of working capital adjustments and performance obligations related to our transition services, the net purchase price was $10.1 million. The Company recognized a pre-tax gain on the sale of the subsidiary of $4.7 million, representing the difference in the fair value of proceeds less costs to sell, as compared to the carrying value of the net assets. In response to the sale, the Company incurred restructuring and other special charges of $1.5 million, primarily for severance, to eliminate certain positions supporting the Company's e-commerce platforms as well as positions in other administrative functions.  These charges include $0.8 million within the Famous Footwear segment, $0.3 million within the Brand Portfolio segment and $0.4 million within the Other category. The Company also recognized tax benefits of $6.6 million associated with the disposition. These tax benefits were driven in part by the utilization of operating and capital loss carryforwards that previously were not anticipated to be utilized, and therefore, fully reserved on the Company's consolidated balance sheet.

The operating results of Shoes.com were included in the Famous Footwear segment in continuing operations through December 12, 2014. The operations of Shoes.com were not significant to the Famous Footwear segment or the Company's financial results. In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which the Company adopted during the third quarter of 2014, the financial position and operating results of Shoes.com have not been classified as a discontinued operation as the disposition did not represent a strategic shift resulting in a major impact on the Company's operations or financial results.